UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX
                ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                    Investment Company Act file number 811-10395
                                                           -----

Pioneer Series Trust VII
----------------------------------------------------
(Exact name of registrant as specified in charter)

60 State Street Boston, MA  02109
----------------------------------------------------
(Address of principal executive offices)

Dorothy Bourassa
60 State Street
Boston, MA  02109
----------------------------------------------------
(Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  October 31

Date of reporting period:  July 1, 2007 to June 30, 2008

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Pioneer Series Trust VII

By (Signature and Title)  /s/ John F. Cogan, Jr.
                         -------------------------
                         John F. Cogan, Jr., Chairman and President

Date  August 19, 2008
      ----------------



====================== PIONEER GLOBAL DIVERSIFIED EQUITY =======================


BANCO SANTANDER S.A.

Ticker:                      Security ID:  E19790109
Meeting Date: JUN 20, 2008   Meeting Type: Annual
Record Date:

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     Accept Individual and Consolidated        For       For        Management
      Financial Statements and Statutory
      Reports and Discharge Directors for
      Fiscal Year Ended December 31, 2007
2     Approve Allocation of Income              For       For        Management
3.1   Ratify Juan Rodriguez Inciarte to the     For       For        Management
      Board of Directors
3.2   Reelect Luis Alberto Salazar-Simpson Bos  For       For        Management
      to the Board of Directors
3.3   Reelect Luis Angel Rojo Duque to the      For       For        Management
      Board of Directors
3.4   Reelect Emilio Botin-Sanz de Sautuola y   For       For        Management
      Garcia de los Rios to the Board of
      Directors
4     Ratify Auditors                           For       For        Management
5     Authorize Repurchase of Shares in         For       For        Management
      Accordance With Article 75 of Corporate
      Law; Void Authorization Granted on June
      23, 2007
6     Approve New Corporate Bylaws and Void     For       For        Management
      Effective Ones
7     Amend Article 8 of the General Meeting    For       For        Management
      Guidelines
8     Authorize Issuance of Equity or           For       For        Management
      Equity-Linked Securities without
      Preemptive Rights in Accordance to
      Article 153 1.a) of the Spanish Corporate
      Law; Void Authorization Granted at the
      AGM held on June 23, 2007
9     Grant Board Authorization to Issue        For       For        Management
      Convertible and/or Exchangeable Debt
      Securities without Preemptive Rights
10    Authorize Issuance of Non-Convertible     For       For        Management
      Fixed Income Securities
11.1  Approve Bundled Incentive Plans Linked to For       For        Management
      Predetermined Requirements such as Total
      Return Results and EPS
11.2  Approve Savings Plan for Abbey National   For       For        Management
      Plc' Employees and other Companies of
      Santander Group in the U.K.
12    Authorize Board to Ratify and Execute     For       For        Management
      Approved Resolutions


--------------------------------------------------------------------------------

POLSKI KONCERN NAFTOWY ORLEN

Ticker:                      Security ID:  X6922W204
Meeting Date: JUN 13, 2008   Meeting Type: Special
Record Date:  JUN 5, 2008

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     Open Meeting                              None      None       Management
2     Elect Meeting Chairman                    For       For        Management
3     Acknowledge Proper Convening of Meeting   For       For        Management
4     Approve Agenda of Meeting                 For       For        Management
5     Elect Members of Vote Counting Commission For       For        Management
6.1   Shareholder Proposal: Shareholder         None      Against    Shareholder
      Proposal: Fix Number of Supervisory Board
      Members (Content of Resolution Proposed
      by Management Board in Response to
      Shareholder's Request to Make Changes in
      Composition of Supervisory Board)
6.2   Shareholder Proposal: Recall Supervisory  None      Against    Shareholder
      Board Member(s) (Content of Resolution
      Proposed by Management Board in Response
      to Shareholder's Request to Make Changes
      in Composition of Supervisory Board)
6.3   Shareholder Proposal: Elect Supervisory   None      Against    Shareholder
      Board Member(s) (Content of Resolution
      Proposed by Management Board in Response
      to Shareholder's Request to Make Changes
      in Composition of Supervisory Board)
6.4   Shareholder Proposal: Elect Supervisory   None      Against    Shareholder
      Board Member(s) (Content of Resolution
      Proposed by Management Board in Response
      to Shareholder's Request to Make Changes
      in Composition of Supervisory Board)
7     Close Meeting                             None      None       Management


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RANDSTAD HOLDING NV

Ticker:                      Security ID:  N7291Y137
Meeting Date: JUN 26, 2008   Meeting Type: Special
Record Date:  JUN 17, 2008

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     Open Meeting                              None      None       Management
2     Approve Legal Merger with Vedior N.V.     For       For        Management
3     Any Other Business and Closing            None      None       Management


====================== PIONEER GLOBAL AGGREGATE BOND FUND ======================

The Fund held no securities during the period covered by this report in which there was a securityholder vote. Accordingly, there are no proxy votes to report.

======================== PIONEER GLOBAL HIGH YIELD FUND ========================

The Fund held no securities during the period covered by this report in which there was a securityholder vote. Accordingly, there are no proxy votes to report.


========== END NPX REPORT